Earnings (Loss) Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings (Loss) Per Share	Loss Per Share
We compute loss per share attributable to common stock using the two-class method required for participating interests. Our participating interests include all series of our preferred stock. Series 1 preferred stock has preferential cumulative dividend rights. Pursuant to ASC 260, Earnings Per Share, for each period presented, we increased net loss by the contractual amount of dividends payable to Series 1 preferred stock before allocating any remaining undistributed earnings to all participating interests.
All other classes of preferred stock, except for Series C, have stated dividend rights, which have priority over undistributed earnings. The remaining losses are shared pro-rata among the preferred stock (with the exception of Series 1 preferred stock) and common stock outstanding during the measurement period, as if all of the losses for the period had been distributed. While our calculation of loss per share accounted for a loss allocation to all participating shares, we only presented loss per share below for our common stock. Basic loss per share of common stock is computed by dividing net loss, adjusted for the impact of Series 1 preferred stock dividends and loss allocated to other participating interests, by the weighted average number of shares of common stock outstanding during the period. Because of our reported net losses, we did not allocate any loss to participating interests in determining the numerator of the basic and diluted loss per share computation, as the allocation of loss would have been anti-dilutive. Further, we excluded the effect of all potentially dilutive common stock elements from the denominator in the computation of diluted loss per share, as their inclusion would have been anti-dilutive.

	Three Months Ended March 31,
	2021	2020
Numerator:
Net loss	$(177,564)	$(106,367)
Less: redeemable preferred stock dividends	(9,968)	(10,106)
Net loss attributable to common stockholders – basic and diluted	$(187,532)	$(116,473)
Denominator:
Weighted average common stock outstanding – basic	66,647,192	39,815,023
Weighted average common stock outstanding – diluted	66,647,192	39,815,023
Loss per share – basic	$(2.81)	$(2.93)
Loss per share – diluted	$(2.81)	$(2.93)

We excluded the effect of the below elements from our calculation of diluted loss per share, as their inclusion would have been anti-dilutive. These amounts represent the number of instruments outstanding at the end of each respective period:

	Three Months Ended March 31,
	2021	2020
Redeemable preferred stock exchangeable for common stock(1)	253,225,941	215,580,230
Redeemable preferred stock warrants exchangeable for common stock(1)	6,983,585	6,983,585
Contingent common stock(1)(2)	919,085	—
Common stock options(1)	16,174,520	17,400,048
Unvested RSUs(1)	26,831,732	18,156,174
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(1)These potential common stock elements were anti-dilutive in the periods to which they applied, as there were no earnings attributable to common stockholders.
(2)For the three months ended March 31, 2021, includes 183,985 contingently issuable common stock in connection with our acquisition of 8 Limited, as further discussed in Note 2, and 735,100 contingently issuable common stock related to an adjustment to a common stock issuance in December 2020, as further discussed in Note 10.
Earnings (Loss) Per Share
We compute earnings (loss) per share (“EPS”) attributable to common stock using the two-class method required for participating interests. Our participating interests include all series of our preferred stock. Series 1 preferred stock, which was issued during the year ended December 31, 2019, has preferential cumulative dividend rights. Pursuant to ASC 260, Earnings Per Share, for each period presented, we reduced net income (or increased net loss) by the contractual amount of dividends payable to Series 1 preferred stock before allocating any remaining undistributed earnings to all participating interests.
All other classes of preferred stock, except for Series C, have stated dividend rights, which have priority over undistributed earnings. The remaining losses are shared pro-rata among the preferred stock (with the exception of Series 1 preferred stock) and common stock outstanding during the measurement period, as if all of the losses for the period had been distributed. While our calculation of loss per share accounted for a loss allocation to all participating shares, we only presented loss per share below for our common stock. Basic loss per share of common stock is computed by dividing net loss, adjusted for the impact of Series 1 preferred stock dividends and loss allocated to other participating interests, by the weighted average number of shares of common stock outstanding during the period. Because of our reported net losses, we did not allocate any loss to participating interests in determining the numerator of the basic and diluted loss per share computation, as the allocation of loss would have been anti-dilutive. Further, we excluded the effect of all potentially dilutive common stock elements from the denominator in the computation of diluted loss per share, as their inclusion would have been anti-dilutive.

	Year Ended December 31,
	2020	2019	2018
Numerator:
Net loss	$(224,053)	$(239,697)	$(252,399)
Less: preferred stock dividends	(40,536)	(23,923)	—
Less: preferred stock redemptions, net(1)	(52,658)	—	—
Net loss attributable to common stockholders – basic	$(317,247)	$(263,620)	$(252,399)
Denominator:
Weighted average common stock outstanding – basic	42,374,976	37,651,687	35,091,026
Add: Dilutive effects, as shown separately below
Common stock options	—	—	—
Unvested RSUs	—	—	—
Weighted average common stock outstanding – diluted	42,374,976	37,651,687	35,091,026
Loss per share – basic	$(7.49)	$(7.00)	$(7.19)
Loss per share – diluted	$(7.49)	$(7.00)	$(7.19)
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(1)In December 2020, we exercised a call and redeemed certain redeemable preferred stock, as further discussed in Note 10 and Note 14. We considered the premium paid on redemption of $52,658 to be akin to a dividend to the redeemable preferred stockholder. As such, the premium, which represented the amount paid upon redemption over the carrying value of the preferred stock (such carrying value being reduced for preferred stock issuance costs) was deducted from net loss to determine the loss available to common stockholders.
We excluded the effect of the below elements from our calculation of diluted EPS, as their inclusion would have been anti-dilutive. These amounts represent the number of instruments outstanding at the end of the year.

	Year Ended December 31,
	2020	2019	2018
Redeemable preferred stock exchangeable for common stock(1)	253,225,941	215,580,230	199,355,696
Redeemable preferred stock warrants exchangeable for common stock(1)	6,983,585	6,983,585	—
Contingent common stock in connection with acquisition(1)(2)	183,985	—	—
Common stock options(1)	17,183,828	17,640,539	22,822,810
Unvested RSUs(1)	25,591,913	14,512,888	10,910,000
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(1)For the years ended December 31, 2020, 2019 and 2018, these potential common stock elements were anti-dilutive in the periods to which they applied, as there were no earnings attributable to common stockholders.
(2)For the year ended December 31, 2020, represents contingently issuable common stock in connection with our acquisition of 8 Limited. See Note 2 for additional information.